Marketable debt securities (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Marketable Debt Securities
Real	R$ 92,612,749	R$ 66,084,725	R$ 47,490,706
US dollar	14,508,126	12,952,068	9,384,808
Total	R$ 107,120,875	R$ 79,036,792	R$ 56,875,514
Real	0.123	0.054	0.025
US dollar	0.052	0.057	0.052
Total	0.088	0.056	0.039